LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Present value of liabilities	R$ 6,845,742	R$ 6,972,915	R$ 6,243,782
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.62%
Maturity (2)	September/2053
Present value of liabilities	R$ 4,186,456
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.65%
Maturity (2)	April/2035
Present value of liabilities	R$ 260,099
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.27%
Maturity (2)	February/2031
Present value of liabilities	R$ 193,858
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.25%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,184,265
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.10%
Maturity (2)	November/2028
Present value of liabilities	R$ 21,064